Borrowings - Schedule of Repayment Schedule for Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	€ 402,622	€ 471,055
Expiry within 1 year
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	289,337	286,175
Year 2
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	84,977	137,417
Year 3
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	19,670	35,395
Year 4
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	4,586	3,994
Year 5 and beyond
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	4,052	8,074
Committed loans
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	316,956	470,627
Committed loans | Expiry within 1 year
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	203,712	285,966
Committed loans | Year 2
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	84,936	137,206
Committed loans | Year 3
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	19,670	35,387
Committed loans | Year 4
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	4,586	3,994
Committed loans | Year 5 and beyond
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	4,052	8,074
Other financial liabilities
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	85,666	428
Other financial liabilities | Expiry within 1 year
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	85,625	209
Other financial liabilities | Year 2
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	41	211
Other financial liabilities | Year 3
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	0	8
Other financial liabilities | Year 4
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	0	0
Other financial liabilities | Year 5 and beyond
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	€ 0	€ 0